Contingencies (Detail) $ in Thousands, $ in Thousands	Jul. 10, 2024 USD ($)	Feb. 17, 2022 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Jun. 30, 2025 MXN ($)	Jun. 17, 2025 MXN ($)	May 12, 2025 USD ($)	Mar. 07, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Oct. 16, 2024 USD ($)	Sep. 22, 2023 MXN ($)	Sep. 09, 2022 MXN ($)
Disclosure of contingent liabilities [line items]
Provision for trails in process (Note 18)						$ 35,777,544				$ 13,186,811
Payment One
Disclosure of contingent liabilities [line items]
Payment for legal settlement								$ 97,658
Payment Two
Disclosure of contingent liabilities [line items]
Payment for legal settlement								$ 97,268
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value					$ 193,713
Legal settlement payment	$ 27,244
Accrued reserve on contingent liabilities	4,143
Exploration and Extraction (formerly Pemex Exploration and Production) | Arbitration Proceeding
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 6,010,259		$ 272,624
Loss contingency damages sought amount							$ 7,316,929
Additional loss for fair profit on contingency damages claims							$ 2,353,719
Exploration and Extraction (formerly Pemex Exploration and Production) | Standby Letters Of Credit
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities	$ 13,975
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation) | Administrative Claim
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value		$ 240,488	$ 14,607	$ 113,582
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation) | Tax Contingent Liability
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 3,084,975						$ 8,349,608	$ 5,852,222